Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenue
Passenger ticket	$ 583,923	$ 490,322	$ 1,400,470	$ 1,257,871	$ 1,604,563		$ 1,563,363		$ 1,411,785
Onboard and other	213,962	184,089	569,479	515,204	671,683		655,961		600,343
Total revenue	797,885	674,411	1,969,949	1,773,075	2,276,246		2,219,324		2,012,128
Cruise operating expense
Commissions, transportation and other	140,086	122,331	347,650	321,640	410,531		410,709		379,532
Onboard and other	61,744	53,641	153,431	136,851	173,916		169,329		153,137
Payroll and related	90,695	72,961	247,543	220,683	293,059		290,822		265,390
Fuel	77,035	69,602	225,115	206,743	283,678		243,503		207,210
Food	37,596	32,452	101,232	95,163	125,807		124,933		114,064
Other	48,946	43,084	164,899	152,759	191,442		228,580		227,843
Total cruise operating expense	456,102	394,071	1,239,870	1,133,839	1,478,433		1,467,876		1,347,176
Other operating expense
Marketing, general and administrative	77,606	57,779	236,923	190,748	251,183		251,351		264,152
Depreciation and amortization	56,097	48,423	158,699	140,900	189,537		183,985		170,191
Total other operating expense	133,703	106,202	395,622	331,648	440,720		435,336		434,343
Operating income	208,080	174,138	334,457	307,588	357,093		316,112		230,609
Non-operating income (expense)
Interest expense, net	(26,627)	(47,196)	(257,969)	(142,271)	(189,930)		(190,187)		(173,672)
Management fee
Other income (expense)	(626)	1,644	1,168	2,730	1,393		934		(33,951)
Equity in earnings of subsidiaries
Total non-operating income (expense)	(27,253)	(45,552)	(256,801)	(139,541)	(188,537)		(189,253)		(207,623)
Net income before income taxes	180,827	128,586	77,656	168,047
Income tax expense	(7,933)	(398)	(11,177)	(544)
Net income	172,894	128,188	66,479	167,503	168,556		126,859		22,986
Net income attributable to non-controlling interest	2,036		857
Net income (loss) attributable to Norwegian Cruise Line Holdings Ltd.	$ 170,858	$ 128,188	$ 65,622	$ 167,503
Earnings (loss) per share
Basic	$ 0.84	$ 0.72	$ 0.32	$ 0.94	$ 0.95		$ 0.71		$ 0.13
Diluted	$ 0.82	$ 0.72	$ 0.32	$ 0.94	$ 0.94		$ 0.71		$ 0.13
Weighted-average shares outstanding
Basic	204,425,308	178,252,763	202,279,989	178,198,984	178,232,850	[1]	177,869,461	[1]	177,563,047	[1]
Diluted	210,703,244	179,050,050	208,673,608	178,986,504	179,023,683	[1]	178,859,720	[1]	178,461,210	[1]

[1]	We have retrospectively applied the exchange of ordinary shares due to the Corporate Reorganization as the effect is substantially the same as a stock split.